Shipbuilding Contracts - Additional Information (Detail) $ in Millions		2 Months Ended
	Apr. 08, 2013 Vessel DWT	Nov. 30, 2013 Vessel	Nov. 30, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Weight capacity in dead-weight tonnes | DWT	113,000
Cash and cash equivalents [Member]
Property, Plant and Equipment [Line Items]
Amount of escrow account placed | $			$ 0.6
Additional Order Option Maximum [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	12
Orders to Construct Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Number of vessels	4
Option To Order Exercised [Member]
Property, Plant and Equipment [Line Items]
Number of vessels		8